Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill And Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

Goodwill allocated to reportable segments as of December 31, 2019 and 2018 and changes in the carrying amount of goodwill during the years ended December 31, 2019 and 2018 are as follows:

	Automotive and Discrete Group (ADG)	Microcontrollers and Digital ICs Group (MDG)	Analog, MEMS & Sensors Group (AMS)	Total
December 31, 2017	—	121	2	123
Foreign currency translation	—	(2)	—	(2)
December 31, 2018	—	119	2	121
Business combination	43	—	—	43
Foreign currency translation	—	(2)	—	(2)
December 31, 2019	43	117	2	162